IDS Insured
                                                                      Tax-Exempt
                                                                            Fund

                                                          1998 SEMIANNUAL REPORT

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The goal of IDS Insured Tax-Exempt Fund, a part of IDS Special Tax-Exempt Series
Trust, is to provide a high level of income generally exempt from federal income tax and preservation of shareholders' capital. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.


Distributed by American Express Financial Advisors Inc.

AMERICAN EXPRESS Financial Advisors

No-default Insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bond issuer could default on its payments. But there are bonds that are insured against default, and these are the ones that Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does ensure that the Fund receives principal and interest payments when they are due. Along the way, shareholders enjoy regular income that is generally free from federal income tax.



Contents
From the Chairman                                        3
From the Portfolio Manager                               3
Fund Facts                                               5
The 10 Largest Holdings                                  6
Financial Statements                                     7
Notes to Financial Statements                           10
Investments in Securities                               17

From the Chairman

(picture of) William R. Pearce
William R. Pearce
Chairman of the board

If you're an experienced investor, you know that the past several months was a highly volatile period in many financial markets. But history tells us that substantial market moves are nothing new. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes more important if there's a major change in your financial situation or in the financial markets.


William R. Pearce



From the Portfolio Manager

(picture of) Paul B. Hylle
Paul B. Hylle
Portfolio manager

In a largely positive environment for municipal bonds, the IDS Insured Tax-Exempt Fund enjoyed a productive six months. For investors in the Fund's Class A shares, the total return (which includes net asset value change and interest income) was 3.04% for the first half of the fiscal year -- July through December 1998. The bulk of the return came in the form of tax-free income.

The low rate of inflation that has dominated the investment environment in recent years remained in place during the period, providing ongoing reassurance for the bond market. But this time the market got an additional boost from another outbreak of the so-called "Asian flu," the financial malady that first struck Asia in the fall of 1997. This past summer it was Russia and Latin America that were affected.

The result was a flood of money into the U.S. bond market from investors who were seeking what they believed to be a safe haven for investment. This "flight to quality" drove down long-term interest rates until mid-fall, boosting bond prices along the way. While U.S. Treasury bonds attracted the bulk of the buying and, thus, enjoyed the most price appreciation by a large margin, municipal bonds also benefited from the trend.

DEMAND STRONG
As has been the case in recent years, there was a substantial supply of municipal bonds during the six months. But, thanks to healthy demand from investors, the supply was readily absorbed. On the other hand, because of the declining interest-rate trend, many bonds were "called" by their issuers and replaced by new issues paying lower interest. Ultimately, this resulted in a slightly lower Fund yield over the period.

On the whole, I kept the Fund's duration somewhat shorter than average, a strategy that results in less volatility in the Fund's net asset value. This is in keeping with my preference to focus on keeping the yield as high as possible, rather than trying to capture more potential price appreciation.

As the second half of the fiscal year begins, demand for municipal bonds is still good, while the inflation and interest-rate environment remains favorable. Therefore, barring any major change in those factors, I think municipal bonds will continue to be a good choice for income-seeking investors.




Paul B. Hylle

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1998                                                  $5.65
June 30, 1998                                                  $5.63
Increase                                                       $0.02

Distributions -- July 1, 1998 - Dec. 31, 1998
From income                                                    $0.14
From capital gains                                             $0.01
Total distributions                                            $0.15

Total return*                                                 +3.04%**

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1998                                                  $5.65
June 30, 1998                                                  $5.63
Increase                                                       $0.02

Distributions -- July 1, 1998 - Dec. 31, 1998
From income                                                    $0.12
From capital gains                                             $0.01
Total distributions                                            $0.13

Total return*                                                 +2.66%**

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Dec. 31, 1998                                                  $5.66
June 30, 1998                                                  $5.64
Increase                                                       $0.02

Distributions -- July 1, 1998 - Dec. 31, 1998
From income                                                    $0.14
From capital gains                                             $0.01
Total distributions                                            $0.15

Total return*                                                 +3.10%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.

**The total return is a hypothetical investment in the Fund with all distributions reinvested.


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The 10 Largest Holdings

                                                                                      Percent             Value
                                                                                  (of net assets)  (as of Dec. 31, 1998)

Brazos River Texas Authority  Collateralized Pollution Control Refunding Revenue Bonds Texas
Utility Electric Series 1992C A.M.T.
 6.70% 2022                                                                            3.20%            $16,457,473

New York State Energy Research & Development Authority Solid Waste Development
Revenue Bonds State Gas & Electric Company Series A A.M.T.
 5.70% 2028                                                                            2.28              11,730,255

Pittsburgh Pennsylvania Water & Sewer Authority System Pre-refunded Revenue Bonds
Series 1991A
 6.50% 2014                                                                            2.12              10,912,300

Metropolitan Washington D.C. Airports Authority Airport System Revenue Bonds
Series 1992A A.M.T.
 6.63% 2019                                                                            2.02              10,373,304

San Diego County California Certificate of Participation Regional Authority Bonds Mt. Tower
Series 1991 Inverse Floater
 6.36% 2019                                                                            1.88               9,639,629

Colorado River Texas Municipal Water District Water System Pre-refunded Revenue Bonds
Series 1991A
 6.63% 2021                                                                            1.84               9,434,533

Harris County Texas Toll Road Senior Lien Pre-refunded Revenue Bonds Series 1992A
 6.50% 2017                                                                            1.77               9,078,586

Austin Texas Combined Utilities System Refunding Revenue Bonds Series 1994
 5.75% 2024                                                                            1.76               9,065,930

Louisiana Energy & Power Authority Refunding Revenue Bonds Rodemacher Unit 2 Series 1991
 6.75% 2008                                                                            1.47               7,543,690

Houston Texas Water & Sewer System Junior Lien Refunding Revenue Bonds Series 1997A
 5.25% 2022                                                                            1.43               7,329,542

Note: Investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

For further detail about these  holdings,  please refer to the section  entitled
"Investments in Securities" herein.



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                                    The 10 holdings listed here

                                    make up 19.77% of net assets


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Financial Statements

Statement of assets and liabilities
IDS Insured Tax-Exempt Fund

Dec. 31, 1998 (Unaudited)

Assets
Investments in securities, at value (Note 1)
    (identified cost $458,082,914)                                                                        $508,102,648
Cash in bank on demand deposit                                                                                 246,691
Accrued interest receivable                                                                                  8,345,775
Receivable for investment securities sold                                                                       21,812
                                                                                                                ------
Total assets                                                                                               516,716,926
                                                                                                           -----------

Liabilities
Dividends payable to shareholders                                                                              589,357
Payable for investment securities purchased                                                                  2,397,694
Accrued investment management services fee                                                                       6,324
Accrued distribution fee                                                                                         1,115
Accrued service fee                                                                                              2,459
Accrued transfer agency fee                                                                                        560
Accrued administrative services fee                                                                                562
Other accrued expenses                                                                                          27,452
                                                                                                                ------
Total liabilities                                                                                            3,025,523
                                                                                                             ---------
Net assets applicable to outstanding shares                                                               $513,691,403
                                                                                                          ============

Represented by
Shares of beneficial interest-- $.01 par value (Note 1)                                                 $      909,386
Additional paid-in capital                                                                                 477,497,692
Undistributed net investment income                                                                           (359,858)
Accumulated net realized gain (loss)                                                                       (14,325,114)
Unrealized appreciation (depreciation) on investments                                                       49,969,297
                                                                                                            ----------
Total-- representing net assets applicable to outstanding shares                                          $513,691,403
                                                                                                          ============
Net assets applicable to outstanding shares:                  Class A                                      459,102,844
                                                              Class B                                       54,587,280
                                                              Class Y                                            1,279
Net asset value per share of outstanding shares:              Class A shares         81,274,093         $         5.65
                                                              Class B shares          9,664,299         $         5.65
                                                              Class Y shares                226         $         5.66

See accompanying notes to financial statements.

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Statement of operations
IDS Insured Tax-Exempt Fund

Six months ended Dec. 31, 1998 (Unaudited)

Investment income
Income:
Interest                                                                                                   $14,085,303
                                                                                                           -----------
Expenses (Note 2):
Investment management services fee                                                                           1,146,557
Distribution fee -- Class B                                                                                    182,692
Transfer agency fee                                                                                            101,962
Incremental transfer agency fee-- Class B                                                                          702
Service fee
    Class A                                                                                                    398,499
    Class B                                                                                                     42,520
Administrative services fees and expenses                                                                      104,595
Compensation of board members                                                                                    4,913
Custodian fees                                                                                                  17,313
Postage                                                                                                         16,077
Registration fees                                                                                               38,540
Reports to shareholders                                                                                          7,630
Audit fees                                                                                                       9,000
Other                                                                                                            1,438
                                                                                                                 -----
Total expenses                                                                                               2,072,438
    Earnings credits on cash balances (Note 2)                                                                 (14,389)
                                                                                                               -------
Total net expenses                                                                                           2,058,049
Investment income (loss) -- net                                                                             12,027,254
                                                                                                            ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
    Security transactions (Note 3)                                                                             301,072
    Financial futures contracts                                                                                135,326
                                                                                                               -------
Net realized gain (loss) on investments                                                                        436,398
Net change in unrealized appreciation (depreciation) on investments                                          2,681,795
                                                                                                             ---------
Net gain (loss) on investments                                                                               3,118,193
                                                                                                             ---------
Net increase (decrease) in net assets resulting from operations                                            $15,145,447
                                                                                                           ===========

See accompanying notes to financial statements.

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Statements of changes in net assets
IDS Insured Tax-Exempt Fund
                                                                               Dec. 31, 1998             June 30, 1998
                                                                             Six months ended             Year ended
                                                                                (Unaudited)

Operations and distributions
Investment income (loss)-- net                                                 $  12,027,254             $  25,080,192
Net realized gain (loss) on investments                                              436,398                   358,569
Net change in unrealized appreciation
    (depreciation) on investments                                                  2,681,795                10,861,233
                                                                                   ---------                ----------
Net increase (decrease) in net assets resulting
    from operations                                                               15,145,447                36,299,994
                                                                                  ----------                ----------
Distributions to shareholders from:
    Net investment income
        Class A                                                                  (11,375,923)              (23,865,771)
        Class B                                                                   (1,020,352)               (1,669,839)
        Class Y                                                                          (32)                      (64)
    Net realized gains
        Class A                                                                     (922,787)                       --
        Class B                                                                     (107,713)                       --
        Class Y                                                                           (3)                       --
                                                                                      ------                    ------
Total distributions                                                              (13,426,810)              (25,535,674)
                                                                                 -----------               -----------

Share transactions (Note 4)
Proceeds from sales
    Class A shares (Note 2)                                                       27,611,558                40,050,443
    Class B shares                                                                11,951,552                15,365,511
Reinvestment of distributions at net asset value
    Class A shares                                                                 8,323,577                16,237,196
    Class B shares                                                                   860,024                 1,264,769
    Class Y shares                                                                        35                        63
Payments for redemptions
    Class A shares                                                               (33,162,842)              (73,881,447)
    Class B shares (Note 2)                                                       (2,534,390)               (4,572,619)
                                                                                  ----------                ----------
Increase (decrease) in net assets from
    share transactions                                                            13,049,514                (5,536,084)
                                                                                  ----------                ----------
Total increase (decrease) in net assets                                           14,768,151                 5,228,236
Net assets at beginning of period                                                498,923,252               493,695,016
                                                                                 -----------               -----------
Net assets at end of period                                                     $513,691,403              $498,923,252
                                                                                ============              ============
Undistributed (excess of distributions over)
    net investment income                                                       $   (359,858)             $      9,195
                                                                                ------------              ------------

See accompanying notes to financial statements.

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





Notes to Financial Statements
IDS Insured Tax-Exempt Fund

(Unaudited as to Dec. 31, 1998)


1. SUMMARY OF  SIGNIFICANT  ACCOUNTING  POLICIES
IDS Special Tax-Exempt Series Trust was organized as a Massachusetts business trust on April 7, 1986. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including IDS Insured
Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940
(as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest.

The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

The Fund offers Class A, Class B and Class Y shares.

o Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge and automatically convert to Class A shares during the ninth calendar year of ownership.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical  voting,  dividend and liquidation  rights.
The distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service.
Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates;
those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Federal  taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions.
The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. EXPENSES AND SALES CHARGES
Effective March 20, 1995, the Fund entered into agreements with American Express
Financial   Corporation   (AEFC)  for  managing  its   portfolio  and  providing
administrative  services.  Under its Investment  Management  Services Agreement,
AEFC determines which securities will be purchased, held or sold. The management fee is a  percentage  of  the  Fund's  average  daily  net  assets  in  reducing percentages from 0.45% to 0.35% annually.

Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually.
Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate  Transfer  Agency  Agreement,  American  Express Client Service
Corporation (AECSC) maintains  shareholder  accounts and records.  The Fund pays
AECSC an annual fee per shareholder account for this service as follows:

o  Class A $15.50
o  Class B $16.50
o  Class Y $15.50

Also effective  March 20, 1995, the Fund entered into  agreements  with American
Express Financial Advisors Inc. for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution services.

Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales  charges  received  by  American  Express  Financial   Advisors  Inc.  for
distributing  Fund shares were  $617,416 for Class A and $20,938 for Class B for the six months ended Dec. 31, 1998.

During the six months ended Dec. 31, 1998, the Fund's custodian and transfer agency fees were reduced by $14,389 as a result of earnings credits from overnight cash balances.


3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $15,531,176 and $10,562,970, respectively, for the six months ended Dec. 31, 1998. Realized gains and losses are determined on an identified cost basis.


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4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of the Fund for the periods indicated are as follows:

                                                                         Six months ended Dec. 31, 1998
                                                          Class A                    Class B                    Class Y
Sold                                                     4,875,192                 2,108,885                      --
Issued for reinvested distributions                      1,471,437                   152,041                       6
Redeemed                                                (5,857,976)                 (448,661)                     --
                                                        ----------                  --------                   -----
Net increase (decrease)                                    488,653                 1,812,265                       6


                                                                            Year ended June 30, 1998
                                                          Class A                    Class B                    Class Y

Sold                                                     7,152,603                 2,743,185                      --
Issued for reinvested distributions                      2,900,525                   225,893                      12
Redeemed                                               (13,187,728)                 (816,165)                     --
                                                       -----------                  --------                   -----
Net increase (decrease)                                 (3,134,600)                2,152,913                      12


5. INTEREST RATE FUTURES CONTRACTS
As of Dec. 31, 1998, investments in securities included securities valued at $6,475,606 that were pledged as collateral to cover initial margin deposits on 45 open purchase contracts. The market value of the open purchase contracts at Dec. 31, 1998, was $5,625,000 with a net unrealized loss of $50,437. See
"Summary of significant accounting policies."


6. BANK BORROWINGS
The Fund entered into a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other IDS Funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Dec.
31, 1998.


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7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended June 30,

Per share income and capital changesa

                                                                              Class A

                                                       1998b        1998          1997            1996       1995

Net asset value, beginning of period                  $5.63        $5.51         $5.43           $5.40      $5.35

Income from investment operations:

Net investment income (loss)                            .13          .28           .30             .30        .30

Net gains (losses) (both realized and unrealized)       .04          .13           .07             .03        .05

Total from investment operations                        .17          .41           .37             .33        .35

Less distributions:

Dividends from net investment income                   (.14)        (.29)         (.29)           (.28)      (.30)

Distributions from realized gains                      (.01)          --            --            (.02)        --

Total distributions                                    (.15)        (.29)         (.29)           (.30)      (.30)

Net asset value, end of period                        $5.65        $5.63         $5.51           $5.43      $5.40

Ratios/supplemental data

                                                                              Class A

                                                       1998b        1998          1997            1996       1995

Net assets, end of period (in millions)                $459         $455          $462            $491       $505

Ratio of expenses to average daily net assetsd         .74%c        .73%          .74%            .75%       .66%

Ratio of net investment income (loss)

to average daily net assets                           4.79%c       5.09%         5.42%           5.16%      5.66%

Portfolio turnover rate (excluding

short-term securities)                                   2%          17%           33%             52%        53%

Total returne                                         3.04%        7.60%         7.08%           6.26%      6.65%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Dec. 31, 1998 (Unaudited).
c Adjusted to an annual basis.
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.




Fiscal period ended June 30,
Per share income and capital changesa

                                                       Class B                                     Class Y

                                          1998c   1998   1997    1996    1995b       1998c   1998    1997   1996   1995b

Net asset value, beginning of period     $5.63   $5.51  $5.43   $5.40   $5.47       $5.64   $5.52   $5.44  $5.41  $5.47

Income from investment operations:

Net investment income (loss)               .11     .24    .25     .26     .09         .14     .29     .30     .31   .08

Net gains (losses) (both realized
and unrealized)                            .04     .13    .08     .03    (.07)        .03     .13     .08     .03  (.06)

Total from investment operations           .15     .37    .33     .29     .02         .17     .42     .38     .34   .02

Less distributions:

Dividends from net investment income      (.12)   (.25)  (.25)   (.24)   (.09)       (.14)   (.30)   (.30)   (.29) (.08)

Distributions from realized gains         (.01)     --     --    (.02)     --        (.01)     --      --    (.02)   --

Total distributions                       (.13)   (.25)  (.25)   (.26)   (.09)       (.15)   (.30)   (.30)   (.31) (.08)

Net asset value, end of period           $5.65   $5.63   $5.51  $5.43   $5.40       $5.66   $5.64   $5.52   $5.44 $5.41


Ratios/supplemental data

                                                       Class B                                     Class Y

                                          1998c   1998   1997    1996    1995b       1998c   1998    1997   1996   1995b
Net assets, end of period (in millions)    $55     $44    $31     $21      $6         $--     $--    $--     $--    $--

Ratio of expenses to
average daily net assetsd                1.50%e  1.49%  1.50%   1.51%   1.49%e       .58%e   .48%    .58%   .57%   .54%e

Ratio of net investment income
(loss) to average daily net assets       4.03%e  4.34%  4.71%   4.42%   4.72%e      4.94%e  5.30%   5.78%  5.32%  5.38%e

Portfolio turnover rate (excluding
short-term securities)                      2%     17%    33%     52%     53%          2%     17%     33%     52%   53%

Total returnf                            2.66%   6.80%  6.26%   5.46%    .41%       3.10%   7.73%   7.25%  6.40%   .49%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Six months ended Dec. 31, 1998 (Unaudited).
d Effective  fiscal year 1996,  expense ratio is based on total  expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.




Investments in Securities
IDS Insured Tax-Exempt Fund

Dec. 31, 1998 (Unaudited)

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.4%)
Name of issuer                                                  Coupon             Principal                  Value(a)
and title of                                                     rate               amount
issue(b,c)

Alabama (0.6%)
Mobile General Obligation Capital Improvement Warrants
    Convention Center Pre-refunded Bonds
    Series 1990 (AMBAC Insured)
        08-15-20                                                 7.13%            $3,000,000                 $3,234,060

Alaska (1.8%)
North Slope Borough Capital Appreciation
    Unlimited General Obligation Bonds
    Zero Coupon Series 1995A (MBIA Insured)
        06-30-06                                                 5.61              5,300,000(e)               3,852,146
North Slope Borough General Obligation Bonds
    Zero Coupon Series 1996B (MBIA Insured)
        06-30-07                                                 5.72              8,000,000(e)               5,544,560
Total                                                                                                         9,396,706

Arizona (1.5%)
Chandler Water & Sewer Refunding Revenue Bonds
    Series 1991 (FGIC Insured)
        07-01-12                                                 7.00              1,250,000                  1,353,900
Health Facilities Authority Hospital System
    Refunding Revenue Bonds Phoenix Baptist Hospital
    Series 1992 (MBIA Insured)
        09-01-11                                                 6.25              1,650,000                  1,816,089
Phoenix Civic Improvement Wastewater System
    Lease Refunding Revenue Bonds (Secondary MBIA Insured)
        07-01-23                                                 4.75              4,500,000                  4,311,450
Total                                                                                                         7,481,439

Arkansas (0.3%)
Jonesboro Residential Housing & Health Care Facility Board
    St. Bernards Regional Medical Center Hospital Refunding
    Revenue & Construction Bonds Series 1996B
    (AMBAC Insured)
        07-01-16                                                 5.90              1,200,000                  1,303,656

California (12.0%)
Contra Costa Water District Revenue Bonds
    Series 1994G (MBIA Insured)
        10-01-19                                                 5.50              4,675,000                  4,896,642
Delta Counties Home Mortgage  Finance  Authority  Single Family Mortgage Revenue
    Bonds Series 1998A (MBIA Insured) A.M.T.
        06-01-24                                                 6.70              1,500,000                  1,662,825
Desert Sands Unified School District Convertible
    Capital Appreciation Certificates Zero Coupon Series 1995
    (FSA Insured)
        03-01-01                                                 6.45              3,000,000(f)               2,977,230
Eastern Municipal Water District Riverside County
    Water & Sewer Pre-refunded Revenue
    Certificates of Participation Series 1991 (FGIC Insured)
        07-01-20                                                 6.50              5,460,000                  5,954,512
Fontana Unified School District
    San Bernardino County General Obligation
    Convertible Capital Appreciation Bonds
    Series 1995C (FGIC Insured)
        05-01-20                                                 6.15              6,000,000                  6,729,660
Fresno Health Facility Revenue Bonds Holy Cross-St. Agnes
    (Secondary MBIA Insured)
        06-01-21                                                 6.63              2,000,000                  2,227,720
Los Angeles Department of Airports Revenue Bonds
    Los Angeles International Airport Series 1995D
    (FGIC Insured) A.M.T.
        05-15-15                                                 5.50              2,000,000                  2,095,220
Los Angeles Department of Water & Power Waterworks
    Refunding Revenue Bonds
    Second Issue (Secondary FGIC Insured)
        05-15-23                                                 4.50              2,000,000                  1,849,300
Northern California Transmission Select Auction
    Variable Rate Security & Residual Interest Revenue Bonds
    Inverse Floater (MBIA Insured)
        04-29-24                                                 5.50              2,500,000(h)               2,595,650
Oceanside Certificate of Participation Refunding Bonds
    Oceanside Civic Center (MBIA Insured)
        08-01-19                                                 5.25              1,730,000                  1,764,652
Rural Home Mortgage Financing Authority Single Family Mortgage Revenue Bonds 3rd
    Series 1997A (GNMA Insured) A.M.T.
        09-01-29                                                 7.00              1,425,000                  1,606,531
San Diego County Certificate of Participation
    Regional Authority Bonds Mt. Tower
    Series 1991 Inverse Floater (MBIA Insured)
        11-18-19                                                 6.36              9,000,000(h)               9,639,629
San Jose Redevelopment Agency Merged Area
    Redevelopment Tax Allocation Bonds
    Series 1993 (MBIA Insured)
        08-01-24                                                 4.75              2,400,000                  2,297,136
San Jose Redevelopment Agency Tax
    Allocation Bonds Series 1997 (MBIA Insured)
        08-01-17                                                 5.50              1,000,000                  1,064,690
San Mateo County Joint Power Financing Authority
    Lease Revenue Bonds San Mateo County Health Center
    Series 1994A (FSA Insured)
        07-15-22                                                 5.75              1,500,000                  1,592,145
State Public Works Board Lease Revenue Bonds
    Department of Correction Substance Abuse Treatment
    Facility & State Prison at Corcoran
    Series 1996A (AMBAC Insured)
        01-01-21                                                 5.25              2,000,000                  2,033,960
State Public Works Board Lease Revenue Bonds
    University of California Series 1992A (AMBAC Insured)
        12-01-16                                                 6.40              2,000,000                  2,239,140
State Unlimited Tax General Obligation Bonds
    (Secondary FGIC Insured)
        09-01-23                                                 4.75              2,500,000                  2,391,325
Statewide Community Development Authority
    Certificate of Participation
    Sutter Health Obligated Group (MBIA Insured)
        08-15-22                                                 5.50              5,750,000                  6,010,475
Total                                                                                                        61,628,442

Colorado (1.8%)
Denver City & County Airport Revenue Bonds Series 1995B (MBIA Insured) A.M.T.
        11-15-17                                                 5.75              4,290,000(i)               4,555,894
Douglas County School District General Obligation
    Improvement Bonds Series 1994A (MBIA Insured)
        12-15-16                                                 6.50              1,500,000                  1,691,880
Larimer County School District R-1 Certificate of Participation
    Series 1997 (MBIA Insured)
        12-01-16                                                 5.65              1,000,000(i)               1,075,190
Larimer, Weld & Boulder Counties School District R-2J
    Thompson Unlimited General Obligation Capital
    Appreciation Bonds Zero Coupon
    Series 1997 (FGIC Insured)
        12-15-11                                                 5.45              2,000,000(e)               1,102,540
        12-15-12                                                 5.50              1,400,000(e)                 727,118
Total                                                                                                         9,152,622

Delaware (0.2%)
Health Facilities Authority Refunding Revenue Bonds
    Medical Center of Delaware Series 1989 (MBIA Insured)
        10-01-15                                                 7.00              1,000,000                  1,146,850

District of Columbia (2.9%)
Association of American Medical Colleges
    College Revenue Bonds Series 1997A (AMBAC Insured)
        02-15-27                                                 5.38              2,500,000                  2,570,150
Metropolitan  Washington  Airports Authority Airport System Revenue Bonds Series
    1992A (MBIA Insured) A.M.T.
        10-01-19                                                 6.63              9,420,000                 10,373,304
Unlimited Tax General Obligation Refunding Bonds
    Series 1993B-2 (FSA Insured)
        06-01-10                                                 5.50              2,000,000                  2,170,620
Total                                                                                                        15,114,074

Florida (2.1%)
Alachua County Public Improvement
    Refunding Revenue Bonds
    (FSA Insured)
        08-01-21                                                 5.13              2,000,000                  2,003,660
Department of Transportation Turnpike Revenue Bonds
    Series 1991A (AMBAC Insured)
        07-01-20                                                 6.25              1,250,000                  1,330,063
Escambia County Housing Finance Authority
    College Revenue Bonds
    University of West Florida Foundation
    Series 1998 (MBIA Insured)
        06-01-28                                                 4.75              2,500,000                  2,370,975
Fort Myers Utility System Refunding Revenue Bonds
    Series 1989A (BIG Insured)
        10-01-19                                                 6.00              2,000,000                  2,036,400
Gulf Breeze Local Government Loan Program Boca Raton
    Series 1985A (FGIC Insured)
        12-01-15                                                 7.75              2,000,000                  2,114,180
State Correctional Privatization Commission
    Certificate of Participation 350 Bed Youthful Columbia
    Series 1995A (AMBAC Insured)
        08-01-17                                                 5.00              1,000,000                  1,005,090
Total                                                                                                        10,860,368

Georgia (3.8%)
Atlanta Metropolitan Rapid Transit Authority Sales Tax
    Pre-refunded Revenue Bonds Series 1990L
    (AMBAC Insured)
        07-01-20                                                 7.20              3,000,000                  3,120,750
Chatham County Hospital Authority Revenue Bonds
    Memorial Medical Center Series 1990A (MBIA Insured)
        01-01-21                                                 7.00              4,500,000                  4,884,750
Cherokee County Water & Sewer Authority
    Water & Sewer Revenue Bonds Series 1995
    (MBIA Insured)
        08-01-25                                                 5.20              4,970,000                  5,135,898
Fulton County Water & Sewer Revenue Bonds
    (FGIC Insured)
        01-01-14                                                 6.38              3,250,000                  3,844,521
Richmond County Water & Sewer Refunding Revenue
    Improvement Bonds Series 1996A (FGIC Insured)
        10-01-28                                                 5.25              2,500,000                  2,536,000
Total                                                                                                        19,521,919

Hawaii (0.2%)
Harbor System Revenue Bonds
    Series 1997 (MBIA Insured) A.M.T.
        07-01-27                                                 5.50              1,000,000                  1,029,750

Illinois (3.7%)
Chicago O'Hare International Airport
    General Revenue Bonds Series 1990A
    (AMBAC Insured) A.M.T.
        01-01-16                                                 7.50              2,000,000                  2,109,440
Chicago O'Hare International Airport Terminal
    Revenue Bonds (MBIA Insured) A.M.T.
        01-01-10                                                 7.63              3,000,000                  3,177,600
Chicago Public Building Commission
    Pre-refunded Revenue Bonds Series 1989A (FGIC Insured)
        01-01-06                                                 7.75              1,000,000                  1,020,000
Chicago Public Building Commission
    Pre-refunded Revenue Bonds Series 1990A (MBIA Insured)
        01-01-15                                                 7.13              5,000,000                  5,332,700
Cook County Consolidated High School
    District 200 Limited Tax General Obligation Bonds
    Oak Park Zero Coupon Series 1998 (FSA Insured)
        12-01-15                                                 5.60              7,190,000(e)               3,042,808
        12-01-17                                                 5.62              3,750,000(e)               1,398,150
McHenry County Community High School District
    157 Unlimited Tax Capital Appreciation General
    Obligation Bonds Zero Coupon Series 1998 (FSA Insured)
        12-01-17                                                 5.60              5,790,000(e)               2,160,307
St. Clair County Public Community Building
    Capital Appreciation Revenue Bonds
    Zero Coupon Series 1997B (FGIC Insured)
        12-01-14                                                 5.95              2,000,000(e)                 912,700
Total                                                                                                        19,153,705


Indiana (2.5%)
Fort Wayne Hospital Authority Revenue Bonds
    Parkview Health System (MBIA Insured)
        11-15-28                                                 4.75              2,500,000                  2,315,925
Marion County Hospital Authority Refunding Revenue Bonds
    Methodist Hospital Series 1989 (MBIA Insured)
        09-01-13                                                 6.50              4,000,000                  4,123,960
State Health Facility Finance Authority Hospital
    Refunding Revenue Bonds Columbus Regional Hospital
    Series 1993 (CGIC Insured)
        08-15-15                                                 7.00              5,000,000                  6,278,700
Total                                                                                                        12,718,585

Kansas (0.5%)
Labette County Single Family Housing Revenue
    Bonds Series 1998A-2 (GNMA Insured)
        12-01-11                                                 7.65                450,000                    492,188
Sedgwick & Shawnee  Counties  Single  Family  Housing  Revenue  Mortgage  Backed
    Securities 1st Series 1997A (MBIA Insured) A.M.T.
        06-01-29                                                 6.95              2,000,000(g)               2,228,340
Total                                                                                                         2,720,528

Louisiana (1.5%)
Energy & Power Authority Refunding Revenue Bonds
    Rodemacher Unit 2 Series 1991 (FGIC Insured)
        01-01-08                                                 6.75              7,000,000(i)               7,543,690

Maine (0.4%)
State Turnpike Authority Turnpike Revenue Bonds
    (MBIA Insured)
        07-01-18                                                 6.00              1,790,000                  2,005,319

Massachusetts (4.3%)
Health & Educational Facilities Authority
    Pre-refunded Bonds Northeastern University
    Series 1989C (AMBAC Insured)
        10-01-06                                                 7.10              1,000,000                  1,047,790
Health & Educational Facilities Authority
    Revenue Bonds Cape Cod Health System
    Series 1993A (Connie Lee Insured)
        11-15-21                                                 5.25              4,000,000                  4,011,160
Health & Educational Facilities Authority
    Revenue Bonds Valley Regional Health System
    Series 1994C (Connie Lee Insured)
        07-01-18                                                 5.75              1,500,000                  1,579,215
Industrial Finance Agency Revenue Bonds
    Brandeis University (MBIA Insured)
        10-01-19                                                 6.80              1,700,000                  1,774,681
Municipal Wholesale Electric Power
    Supply System Refunding Revenue Bonds
    Series 1994B (MBIA Insured)
        07-01-11                                                 4.75              5,250,000                  5,307,802
State Bay Transportation Authority Series 1995B
    (AMBAC Insured)
        03-01-25                                                 5.38              4,000,000                  4,104,679
State Health & Education Facilities Authority
    Revenue Bonds Southcoast Health System
    Series 1998A (MBIA Insured)
        07-01-27                                                 4.75              1,265,000                  1,182,649
State Turnpike Authority Metro Highway System
    Senior Lien Revenue Bonds Toll Road
    Series 1997A (MBIA Insured)
        01-01-37                                                 5.00              1,000,000                    971,840
State Water Resource Authority Revenue Bonds
    Series 1992A (Secondary MBIA Insured)
        07-15-22                                                 5.50              2,000,000                  2,117,680
Total                                                                                                        22,097,496

Michigan (3.9%)
Almont Community Schools
    Unlimited Tax General Obligation Bonds
    Series 1996 (FGIC Insured)
        05-01-22                                                 5.38              1,900,000                  1,946,664
Chippewa Valley Schools Unlimited Tax
    General Obligation Refunding Bonds
    Series 1998 (AMBAC Insured)
        05-01-23                                                 4.75              1,000,000                    948,790
Genesee County Sewer Disposal System 3
    Limited Tax General Obligation Bonds
    Series 1996A (AMBAC Insured)
        04-01-16                                                 5.50              1,400,000                  1,472,184
Grand Rapids Sanitary Sewer System Revenue Bonds
    Series 1998A (FGIC Insured)
        01-01-28                                                 4.75              3,000,000                  2,833,230
Iron Mountain School Unlimited Tax
    General Obligation Refunding Bonds (AMBAC Insured)
        05-01-21                                                 5.13              1,500,000                  1,491,015
Kalamazoo Hospital Finance Authority
    Refunding & Improvement Bonds
    Bronson Methodist Hospital (Secondary MBIA Insured)
        05-15-12                                                 6.25              3,000,000                  3,339,750
Lincoln Park School District Wayne County School Building & Site
    Unlimited Tax General Obligation Bonds (FGIC Insured)
        05-01-26                                                 5.90              1,500,000                  1,685,940
Monroe County  Pollution  Control  Refunding Bonds Detroit Edison Series 1992I-B
    (MBIA Insured) A.M.T.
        09-01-24                                                 6.55              5,000,000                  5,536,350
State Trunk Line Bonds Series 1998A (MBIA Insured)
        11-01-20                                                 4.75              1,000,000                    954,160
Total   20,208,083

Minnesota (2.1%)
Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Series 1993A (Secondary FGIC Insured)
        01-01-16                                                 4.75              4,250,000                  4,196,323
Southern Minnesota Municipal Power Agency
    Power Supply System Refunding Revenue Bonds
    Zero Coupon Series 1994A (MBIA Insured)
        01-01-21                                                 6.12              6,000,000(e)               1,994,220
Western Minnesota Municipal Power Agency
    Revenue Bonds Escrowed to Maturity (AMBAC Insured)
        01-01-16                                                 6.75              4,500,000                  4,824,180
Total                                                                                                        11,014,723

Mississippi (0.7%)
Alcorn County Hospital Refunding Revenue Bonds
    Magnolia Regional Hospital Center (AMBAC Insured)
        10-01-13                                                 5.75              1,000,000                  1,089,560
State Development Bank Special Obligation
    Water & Sewer Revenue Bonds
    D'lberville Series 1998 (AMBAC Insured)
        07-01-23                                                 5.00                150,000                    146,888
State Home  Single  Family  Mortgage  Revenue  Bonds  Series  1997H (GNMA & FNMA
    Insured) A.M.T.
        12-01-29                                                 6.70              1,980,000(g)               2,158,378
Total                                                                                                         3,394,826

Montana (1.9%)
Forsyth Rosebud County Pollution Refunding
    Revenue Bonds Puget Sound Power & Light
    (AMBAC Insured) A.M.T.
        08-01-21                                                 7.25              4,000,000                  4,370,600
State Board of Investments Payroll Tax Bonds
    Worker's Compensation Program
    Series 1991 (MBIA Insured)
        06-01-20                                                 6.88              4,750,000                  5,186,953
Total                                                                                                         9,557,553

Nevada (1.0%)
Clark County Passenger  Facility Charge Revenue Bonds Las Vegas McCarren Airport
    Series 1995B (Secondary AMBAC Insured) A.M.T.
        07-01-25                                                 5.50              5,000,000                  5,095,900


New Hampshire (1.0%)
Industrial Development  Authority  Pollution Control Revenue Bonds Light & Power
    Series 1989 (AMBAC Insured) A.M.T.
        12-01-19                                                 7.38              5,000,000(i)               5,259,300

New Mexico (0.2%)
Santa Fe Water Revenue Bonds (AMBAC Insured)
        06-01-24                                                 6.30              1,000,000                  1,116,750

New York (7.7%)
New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series 1995A (Secondary MBIA Insured)
        06-15-23                                                 5.50              5,000,000                  5,200,650
State Dormitory Authority City University System
    Consolidated 3rd Resolution Revenue Bonds
    2nd Series 1994 (MBIA Insured)
        07-01-19                                                 6.25              2,500,000                  2,794,850
State Dormitory Authority State University Education Facility
    Revenue Bonds (Secondary AMBAC Insured)
        05-15-15                                                 5.25              2,700,000                  2,870,046
State Energy  Research  &  Development  Authority  Pollution  Control  Refunding
    Revenue Bonds Rochester Gas & Electric (MBIA Insured) A.M.T.
        05-15-32                                                 6.50              4,000,000                  4,349,560
State Energy Research & Development  Authority Solid Waste  Development  Revenue
    Bonds State Gas & Electric Company Series A (MBIA Insured) A.M.T.
        12-01-28                                                 5.70             11,210,000                 11,730,255
State Energy Resource & Development Authority
    Gas Facility Revenue Bonds Brooklyn Union Gas
    (MBIA Insured) A.M.T.
        06-01-25                                                 5.60              4,500,000                  4,676,490
State Energy Resource & Development Authority
    Pollution Control Bonds Series 1987A
    (MBIA Insured) A.M.T.
        07-01-26                                                 6.15              3,000,000                  3,283,830
State Urban Development Corporation Correctional
    Capital Facilities Lease Revenue Bonds
    Series 1995-96 (AMBAC Insured)
        01-01-25                                                 5.38              3,000,000                  3,089,490
State Urban Development Correction Facility
    Pre-refunded Revenue Bonds 1st Series 1990
    (FSA Insured)
        01-01-20                                                 7.50              1,500,000                  1,594,200
Total                                                                                                        39,589,371

North Carolina (1.7%)
Charlotte Pre-refunded Certificates of Participation
    Convention Facility Series 1991 (AMBAC Insured)
        12-01-21                                                 6.75              3,150,000                  3,480,908
Concord Certificate of Participation Series 1996B
    (MBIA Insured)
        06-01-16                                                 5.75              1,480,000                  1,591,947
Cumberland County Financial Corporation
    Installment Payment Miscellaneous Revenue Bonds
    Public Building & Equipment Series 1998 (MBIA Insured)
        12-01-17                                                 4.75              3,490,000                  3,417,792
Fayetteville Financial Corporation Installment Payment
    Revenue Bonds Series 1996 (MBIA Insured)
        02-01-14                                                 5.63                300,000                    323,277
Total                                                                                                         8,813,924

North Dakota (0.9%)
Fargo Health System Meritcare Obligated Group
    Revenue Bonds Series 1996A (MBIA Insured)
        06-01-27                                                 5.38              4,350,000                  4,434,956

Ohio (1.2%)
Lorain County Hospital Facilities Refunding Revenue Bonds
    EMH Regional Medical Center
    Series 1995 (AMBAC Insured)
        11-01-21                                                 5.38              2,000,000                  2,040,000
Lucas County Hospital Refunding Revenue Bonds
    St. Vincent Medical Center Series 1993C (MBIA Insured)
        08-15-22                                                 5.25              1,725,000                  1,737,351
Montgomery County Hospital Facility
    Refunding Revenue & Improvement Bonds
    Ketter Medical Center
    Series 1996 (MBIA Insured)
        04-01-26                                                 5.50              2,500,000                  2,602,750
Total                                                                                                         6,380,101

Oklahoma (1.0%)
McAlester Public Works Authority Oklahoma Improvement
    Refunding Revenue Bonds (FSA Insured)
        12-01-17                                                 5.25              1,470,000                  1,521,744
        12-01-18                                                 5.25              1,000,000                  1,030,360
Moore Public Works Authority Refunding Revenue Bonds
    Series 1989 (AMBAC Insured)
        07-01-06                                                 7.60              2,700,000                  2,810,916
Total                                                                                                         5,363,020

Pennsylvania (3.7%)
Harrisburg Authority Dauphin County Revenue Bonds
    Series 1997-II (MBIA Insured)
        09-15-22                                                 5.63              2,000,000                  2,103,040
Philadelphia School District General Obligation Bonds
    Series 1998 (MBIA Insured)
        04-01-27                                                 4.75              2,500,000                  2,362,450
Pittsburgh Water & Sewer Authority System
    Pre-refunded Revenue Bonds Series 1991A (FGIC Insured)
        09-01-14                                                 6.50             10,000,000                 10,912,300
Robinson Township Municipal Authority Water & Sewer
    Revenue Bonds (FGIC Insured)
        11-15-19                                                 6.00              2,200,000                  2,461,976
Turnpike Commission Pre-refunded Revenue Bonds
    Series 1989K (MBIA Insured)
        12-01-12                                                 7.50              1,000,000                  1,059,370
Total                                                                                                        18,899,136

Rhode Island (0.6%)
Health & Education Building Corporation Higher Education
    Facility Revenue Bonds Series 1996 (MBIA Insured)
        06-01-26                                                 5.63              3,000,000                  3,171,630

South Carolina (0.2%)
Piedmont Municipal Power Agency Electric
    Refunding Revenue Bonds (FGIC Insured)
        01-01-21                                                 6.25              1,000,000                  1,171,570

Tennessee (1.5%)
Knox County Health Education & Housing Facility Board
    Hospital Refunding Revenue Bonds Fort Sanders
    Alliance Obligation Group Series 1993 (MBIA Insured)
        01-01-14                                                 5.75              3,750,000                  4,187,625
Metropolitan Government Nashville & Davidson Counties
    Health & Education Facilities Board Hospital
    Revenue Bonds Baptist Hospital Incorporated
    Series 1998 (MBIA Insured)
        11-01-18                                                 4.75              1,000,000                    959,230
Metropolitan Government Nashville & Davidson Counties
    Sports Authority Public Improvement Revenue Bonds
    Series 1996 (AMBAC Insured)
        07-01-17                                                 5.75              2,160,000                  2,322,173
Total                                                                                                         7,469,028

Texas (19.4%)
Austin Airport  System  Prior Lien Revenue  Bonds  Series  1995A (MBIA  Insured)
    A.M.T.
        11-15-25                                                 6.13              3,000,000                  3,282,720
Austin Combined Utilities System Capital Appreciation
    Refunding Revenue Bonds Series 1994 Zero Coupon
    (FGIC Insured)
        05-15-17                                                 5.83              5,900,000(e)               2,322,299
Austin Combined Utilities System Refunding Revenue Bonds
    Series 1994 (FGIC Insured)
        05-15-24                                                 5.75              8,500,000                  9,065,930
Austin Combined Utilities System Revenue Bonds
    Series 1987 (BIG Insured)
        11-15-12                                                 8.63                750,000                    865,500
        11-15-17                                                 8.63                500,000                    577,000
Bexar County Health Facility Development Hospital
    Revenue Bonds San Antonio Baptist Memorial
    Hospital System Series 1994 (MBIA Insured)
        08-15-19                                                 6.75              5,000,000                  5,784,600
Brazos River Authority Collateralized Pollution Control
    Refunding Revenue Bonds Texas Utility Electric
    Series 1992C (FGIC Insured) A.M.T.
        10-01-22                                                 6.70             14,935,000                 16,457,473
Colorado River Municipal Water District Water System
    Pre-refunded Revenue Bonds Series 1991A
    (AMBAC Insured)
        01-01-21                                                 6.63              8,900,000                  9,434,533
Corsicana Waterworks & Sewer System
    Refunding Revenue Bonds Series 1997A (FGIC Insured)
        08-15-22                                                 5.75              2,075,000                  2,216,038
Georgetown Combination Tax & Utilities System
    Limited Revenue Certificates of Obligation
    Series 1997 (FGIC Insured)
        08-15-17                                                 5.38              1,000,000                  1,036,150
Harris County Health Facilities Development Hospital
    Revenue Bonds State Children's Hospital
    Series 1989A (MBIA Insured)
        10-01-19                                                 7.00              1,500,000                  1,572,945
Harris County Toll Road Senior Lien
    Pre-refunded Revenue Bonds Series 1992A
    (AMBAC Insured)
        08-15-17                                                 6.50              8,170,000                  9,078,586
Hillsboro Independent School District
    Unlimited Tax School Building & Refunding
    Revenue Bonds
    Series 1997 (Permanent School Fund Guarantee)
        08-15-26                                                 5.25              1,000,000                  1,007,520
Houston Water & Sewer System
    Junior Lien Refunding Revenue Bonds
    Series 1997A (FGIC Insured)
        12-01-22                                                 5.25              7,210,000                  7,329,542
League City General Obligation
    Refunding & Improvement Bonds
    Series 1990 (FGIC Insured)
        02-01-13                                                 6.25              2,500,000                  2,620,050
Matagorda County Navigation District 1
    Collateralized Pollution Control Revenue Bonds
    Central Power & Light Series 1984A (AMBAC Insured)
        12-15-14                                                 7.50              2,500,000                  2,660,900
Matagorda County Navigation District 1 Pollution Control
    Refunding Revenue Bonds Houston Light & Power
    Series 1989E (FGIC Insured)
        12-01-18                                                 7.20              2,150,000                  2,262,166
Matagorda County Navigation District 1 Pollution Control
    Revenue Bonds Central Power & Light
    Series 1990 (AMBAC Insured) A.M.T.
        03-01-20                                                 7.50              2,000,000                  2,120,940
Mineral Wells Independent School Districts Palo
    Pinto &  Parker Counties Unlimited Tax General Obligation
    School Building & Refunding Bonds Series 1998
    Permanent School Fund Guarantee
        02-15-28                                                 4.75              2,000,000                  1,894,300
Municipal Power Agency Refunding Revenue Bonds
    Series 1991A (AMBAC Insured)
        09-01-12                                                 6.75              5,250,000                  5,716,620
Rosenberg Limited Tax General Obligation Bonds
    Series 1998 (FSA Insured)
        03-01-16                                                 4.50                740,000                    701,579
        03-01-17                                                 4.50                785,000                    740,067
Turnpike Authority Dallas North Tollway
    Pre-refunded Revenue Bonds Series 1990
    (AMBAC Insured)
        01-01-20                                                 6.00              5,000,000                  5,000,000
Turnpike Authority Dallas North Tollway Revenue Bonds
    Addison Airport Toll Tunnel Series 1994 (FGIC Insured)
        01-01-23                                                 6.60              2,000,000                  2,307,660
University of Houston System Consolidated
    Pre-refunded Revenue Bonds Series 1990A (MBIA Insured)
        02-15-06                                                 7.40              3,160,000                  3,305,739
Total                                                                                                        99,360,857

Vermont (0.2%)
University of Vermont & State Agricultural College
    Revenue Bonds Series 1998 (MBIA Insured)
        10-01-38                                                 4.75              1,000,000                    945,440

Virginia (3.5%)
Hanover County Industrial Development Authority
    Memorial Regional Medical Center (MBIA Insured)
        08-15-25                                                 5.50              3,800,000                  3,947,706
Loudoun County Sanitation Authority Waste & Sewer
    Refunding Revenue Bonds (MBIA Insured)
        01-01-30                                                 5.25              1,435,000                  1,450,068
Portsmouth Redevelopment Housing Authority
    Multi-family Housing Refunding Revenue Bonds
    (FNMA Insured)
        12-01-08                                                 6.05              5,780,000                  6,182,808
Upper Occoquan Sewer Authority Regional Sewer
    Revenue Bonds Series 1995A (MBIA Insured)
        07-01-29                                                 4.75              4,000,000                  3,796,400
William County Lease Certificate of Participation Bonds
    (MBIA Insured)
        12-01-20                                                 5.50              2,590,000                  2,706,757
Total                                                                                                        18,083,739

Washington (1.7%)
Public Power Supply System Non-refunded Revenue Bonds
    Nuclear Project 1 Series 1989A (MBIA Insured)
        07-01-15                                                 7.50              3,000,000                  3,124,530
Public Power Supply System Pre-refunded Revenue Bonds
    Nuclear Project 3 Series 1989A (BIG Insured)
        07-01-16                                                 7.25              1,000,000                  1,040,280
Public Power Supply System Refunding Revenue Bonds
    Nuclear Project 3 Series 1989A (BIG Insured)
        07-01-18                                                 6.00              3,000,000                  3,043,440
Spokane Regional Solid Waste Management  System Revenue Bonds Series 1989 (AMBAC
    Insured) A.M.T.
        01-01-07                                                 7.88              1,250,000                  1,275,000
        01-01-11                                                 7.75                300,000                    306,000
Total                                                                                                         8,789,250

West Virginia (2.6%)
Board of Regents Registration Fee Pre-refunded Revenue Bonds
    Series 1989B (MBIA Insured)
        04-01-09                                                 7.40              2,000,000                  2,061,160
School Building Authority Capital Improvement
    Pre-refunded Revenue Bonds (MBIA Insured)
        07-01-15                                                 7.25              3,415,000                  3,673,242
School Building Authority Capital Improvement
    Revenue Bonds Series 1990B (MBIA Insured)
        07-01-17                                                 6.75              5,000,000                  5,342,600
State Parkway Economic Development & Tourism
    Authority Parkway Pre-refunded Revenue Bonds
    Series 1989 (FGIC Insured)
        07-01-19                                                 7.13              2,000,000                  2,079,800
Total                                                                                                        13,156,802

Wisconsin (0.6%)
Center District Sales Tax Appreciation Senior
    Dedicated Bonds Zero Coupon Series 1996A
    (MBIA Insured)
        12-15-17                                                 6.03              4,000,000(e)               1,539,840
        12-15-21                                                 5.45              3,045,000(e)                 942,610
Southeast Professional Baseball Park District
    Sales Tax Revenue Bonds Zero Coupon
    (MBIA Insured)
        12-15-29                                                 5.15              2,125,000(e)                 435,030
Total                                                                                                         2,917,480

Total municipal bonds
(Cost: $450,282,914)                                                                                       $500,302,648


See accompanying notes to investments in securities.

Municipal notes (1.5%)
Issuer(c,d)                                                   Effective              Amount                    Value(a)
                                                                yield              payable at
                                                                                    maturity
Clark County Nevada (Nevada Cogeneration)
    Series 1991 V.R.
        11-01-21                                                 5.25%            $1,000,000                 $1,000,000
Kemmerer Wyoming Pollution Control Revenue Bonds
    (Exxon) Series 1984 V.R.
        11-01-14                                                 5.10                100,000                    100,000
Long Island New York Electric Power Authority
    Revenue Bonds Series 5 V.R.
        05-01-33                                                 5.10              2,700,000                  2,700,000
Louisiana State Offshore Terminal Authority
    Deepwater Port Revenue Bonds (Loop)
    Series 1992 V.R.
        09-01-08                                                 5.10                800,000                    800,000
New York City  Municipal  Water Finance  Authority  Water & Sewer System Revenue
    Bonds Series 1993 V.R.
        06-15-23                                                 5.10              2,900,000                  2,900,000
Ohio State Air Quality Development Cincinnati Gas & Electric Series 1995A V.R.
        09-01-30                                                 5.00                200,000                    200,000
Washington  State  Health Care  Facility  Authority  Revenue  Bonds  (Sisters of
    Providence) Series 1985E V.R.
        10-01-05                                                 5.10                100,000                    100,000

Total municipal notes
(Cost: $7,800,000)                                                                                           $7,800,000

Total investments in securities
(Cost: $458,082,914)(j)                                                                                    $508,102,648

See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA         --     ACA Financial Guaranty Corporation

AMBAC       --     American Municipal Bond Association Corporation

BIG         --     Bond Investors Guarantee

CGIC        --     Capital Guaranty Insurance Company

FGIC        --     Financial Guarantee Insurance Corporation

FHA         --     Federal Housing Authority

FNMA        --     Federal National Mortgage Association

FSA         --     Financial Security Assurance

GNMA        --     Government National Mortgage Association

MBIA        --     Municipal Bond Investors Assurance

(c) The following abbreviations may be used in the portfolio descriptions:

A.M.T.     --      Alternative Minimum Tax-- As of Dec. 31, 1998, the value of securities subject to alternative minimum tax represented
                   19.22% of net assets.

B.A.N.      --     Bond Anticipation Note

C.P.        --     Commercial Paper

R.A.N.      --     Revenue Anticipation Note

T.A.N.      --     Tax Anticipation Note

T.R.A.N.    --     Tax & Revenue Anticipation Note

V.R.        --     Variable Rate

V.R.D.B.    --     Variable Rate Demand Bond

V.R.D.N.    --     Variable Rate Demand Note

(d) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1998.

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 1998.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on Dec. 31, 1998. Inverse floaters in the aggregate represent 2.38% of the Fund's net assets as of Dec. 31, 1998.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                                 Notional amount

Purchase contracts
Municipal Bonds March 1999                                            $4,500,000

(j) At Dec. 31, 1998, the cost of securities for federal income tax purposes was approximately $457,508,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $50,666,000

Unrealized depreciation                                                 (71,000)

Net unrealized appreciation                                          $50,595,000

                                    BULK RATE
                                  U.S. POSTAGE
                                      PAID
                                  PERMIT NO. 85
                                   SPENCER, IA


                                                                 S-6330 M (2/99)
IDS Insured Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010

                                 AMERICAN EXPRESS Financial Advisors